EMPLOYEE BENEFIT PLANS, Incentive and Stock Options (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Employee Benefit Plans [Abstract]
Other liabilities and deferred credits	$ 4,490		$ 26,229
Stock-based compensation	2,412	$ 1,871	6,382	$ 10,436
Intrinsic value, exercises prioce		0	300	0
Employee service share-based compensation, tax benefit from exercise of stock options		0	100	0
Cash bonus			3,900	10,100
Contributions to deferred compensation plan			300	100
Rabbi Trust investments	$ 2,300
Employee Stock Option
Employee Benefit Plans [Abstract]
Fair value of options vested		0	2,900	4,700
Restricted Stock and Restricted Stock Units
Employee Benefit Plans [Abstract]
Share-based Compensation award service period	3 years
Stock-based compensation		1,000	4,000	6,700
Restricted Stock and Restricted Stock Units | Consultant
Employee Benefit Plans [Abstract]
Other liabilities and deferred credits			200
Compensation expenses		(200)	(500)	(1,100)
Performance Cash
Employee Benefit Plans [Abstract]
Share-based Compensation award service period	3 years
Compensation expenses		(200)	(200)	1,500
Phantom Restricted Stock
Employee Benefit Plans [Abstract]
Share-based Compensation award service period	3 years
Plan 2007
Employee Benefit Plans [Abstract]
Stock-based compensation		$ 1,900	$ 6,400	$ 10,400
Common stock additional capital shares reserved for future issuance	10,646,729
Plan 2007 | Employee Stock Option
Employee Benefit Plans [Abstract]
Share-based compensation expiration period	10 years
Plan 2004 | Employee Stock Option
Employee Benefit Plans [Abstract]
Share-based compensation expiration period	10 years
Director one | Plan 2003 | Employee Stock Option
Employee Benefit Plans [Abstract]
Share-based Compensation award service period	6 months